Financial Instruments and Risk Management (Contractual Commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Operating and financing leases, less than 1 year	$ 1.2
Operating and financing leases, 2-3 years	0.7
Operating and financing leases, 4-5 years	0.7
Operating and financing leases, more than 5 years	0.6
Operating and financing leases, total	3.2
Accounts payable and accrued liabilities, less than 1 year	127.3	$ 131.9
Accounts payable and accrued liabilities, 2-3 years	0.0
Accounts payable and accrued liabilities, 4-5 years	0.0
Accounts payable and accrued liabilities, more than 5 years	0.0
Accounts payable and accrued liabilities, total	127.3
Decommissioning liability, less than 1 year	2.0
Decommissioning liability, 2-3 years	2.1
Decommissioning liability, 4-5 years	0.0
Decommissioning liability, more than 5 years	62.0
Decommissioning liability, total	66.1
Contract mining, less than 1 year	24.8
Contract mining, 2-3 years	50.6
Contract mining, 4-5 years	3.5
Contract mining, more than 5 years	0.0
Contract mining, total	78.9
Capital commitments, less than 1 year	44.0
Capital commitments, 2-3 years	0.0
Capital commitments, 4-5 years	0.0
Capital commitments, more than 5 years	0.0
Capital commitments, total	44.0
Contractual obligation, less than 1 year	199.3
Contractual obligation, 2-3 years	53.4
Contractual obligation, 4-5 years	4.2
Contractual obligation, more than 5 years	62.6
Contractual obligation, total	$ 319.5